Fair values of financial assets and financial liabilities (Details) - Recurring - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	$ 121,052	$ 125,956
Financial liabilities measured at fair value on a recurring basis	80,834	89,692
Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	22,319	16,844
Financial liabilities measured at fair value on a recurring basis	572	216
Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	97,769	107,713
Financial liabilities measured at fair value on a recurring basis	80,256	89,467
Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	964	1,399
Financial liabilities measured at fair value on a recurring basis	6	9
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	41,178	46,569
Deposits and other borrowings | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	41,178	46,569
Other financial liabilities at fair value through income statement
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	4,297	4,056
Other financial liabilities at fair value through income statement | Level 1
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	496	208
Other financial liabilities at fair value through income statement | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	3,801	3,848
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	24,407	25,375
Derivative financial instruments | Level 1
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	76	8
Derivative financial instruments | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	24,325	25,358
Derivative financial instruments | Level 3
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	6	9
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	3,355	4,673
Debt issues | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	3,355	4,673
Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	7,597	9,019
Life insurance liabilities | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	7,597	9,019
Trading securities and financial assets designated at fair value
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	22,134	25,324
Trading securities and financial assets designated at fair value | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	8,958	6,815
Trading securities and financial assets designated at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	12,846	17,742
Trading securities and financial assets designated at fair value | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	330	767
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	24,101	24,033
Derivative financial instruments | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	20	9
Derivative financial instruments | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	24,066	24,009
Derivative financial instruments | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	15	15
Available-for-sale securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	61,119	60,710
Available-for-sale securities | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	11,996	7,252
Available-for-sale securities | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	48,504	52,841
Available-for-sale securities | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	619	617
Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	3,250	4,587
Loans | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	3,250	4,587
Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	9,450	10,643
Life insurance assets | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	1,345	2,768
Life insurance assets | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	8,105	7,875
Regulatory deposits with central banks overseas
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	998	659
Regulatory deposits with central banks overseas | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	998	659
Parent Entity
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	104,740	107,815
Financial liabilities measured at fair value on a recurring basis	71,811	77,912
Parent Entity | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	19,629	12,286
Financial liabilities measured at fair value on a recurring basis	572	216
Parent Entity | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	84,822	94,949
Financial liabilities measured at fair value on a recurring basis	71,233	77,687
Parent Entity | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	289	580
Financial liabilities measured at fair value on a recurring basis	6	9
Parent Entity | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	40,062	46,023
Parent Entity | Deposits and other borrowings | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	40,062	46,023
Parent Entity | Other financial liabilities at fair value through income statement
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	4,297	4,038
Parent Entity | Other financial liabilities at fair value through income statement | Level 1
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	496	208
Parent Entity | Other financial liabilities at fair value through income statement | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	3,801	3,830
Parent Entity | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	24,229	24,911
Parent Entity | Derivative financial instruments | Level 1
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	76	8
Parent Entity | Derivative financial instruments | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	24,147	24,894
Parent Entity | Derivative financial instruments | Level 3
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	6	9
Parent Entity | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	3,223	2,940
Parent Entity | Debt issues | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	3,223	2,940
Parent Entity | Trading securities and financial assets designated at fair value
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	20,417	22,946
Parent Entity | Trading securities and financial assets designated at fair value | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	8,952	6,797
Parent Entity | Trading securities and financial assets designated at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	11,259	15,648
Parent Entity | Trading securities and financial assets designated at fair value | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	206	501
Parent Entity | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	23,562	23,823
Parent Entity | Derivative financial instruments | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	20	9
Parent Entity | Derivative financial instruments | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	23,529	23,799
Parent Entity | Derivative financial instruments | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	13	15
Parent Entity | Available-for-sale securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	56,513	55,800
Parent Entity | Available-for-sale securities | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	10,657	5,480
Parent Entity | Available-for-sale securities | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	45,786	50,256
Parent Entity | Available-for-sale securities | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	70	64
Parent Entity | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	3,250	4,587
Parent Entity | Loans | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	3,250	4,587
Parent Entity | Regulatory deposits with central banks overseas
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	998	659
Parent Entity | Regulatory deposits with central banks overseas | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	$ 998	$ 659